Capital and reserves - Share capital and additional paid-in capital - Company issued shares (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Ordinary shares issued	1,225,566,355
Share capital	¥ 92	¥ 92
Class A ordinary shares member
Disclosure of classes of share capital [line items]
Ordinary shares issued	897,275,873
Share capital	¥ 69
Class B ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares issued	328,290,482
Share capital	¥ 23